SHORT-TERM BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2012
SHORT-TERM BORROWINGS
Schedule of short-term borrowings
	As of December 31
	2011	2012
	RMB	RMB

Unsecured short-term bank loans	60,000	60,000